Business Acquisitions (Details 9) - Lextrum [Member]	Apr. 02, 2019 USD ($)
Cash	$ 8,105
Debt-free net working capital (excluding cash)	(103,611)
Fixed and other long-term assets
Intangible assets:
Total intangible assets and goodwill	16,257,570
Total Consideration	16,162,064
Technology [Member]
Intangible assets:
Total intangible assets and goodwill	11,430,000
Goodwill estimate [Member]
Intangible assets:
Total intangible assets and goodwill	$ 4,827,570